Income and Social Contribution Taxes - Additional Information (Details) - BRL (R$) R$ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income And Social Contribution Taxes
Income tax rate		25.00%
Social contribution tax rate		9.00%
Income tax rate		75.00%
Non-current	R$ 81	R$ 582	R$ 445
Percentage Of Tax Payable		4.00%
Income tax recoverable non-current assets		R$ 95
Unrecognized temporary differences in tax losses and negative bases		R$ 0	R$ 0